INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventories consist of the following:
	September 30,
	2016	2017
	RMB	RMB
Low value supplies	94	925
Parent seeds	530	298
Provision	-	-

	624	1,223